Property and Equipment, Net by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 61,859	$ 48,692
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net	56,682	44,138
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net	2,952	3,005
Rest of World
Schedule Of Geographical Information [Line Items]
Property and equipment, net	$ 2,225	$ 1,549